EQUITY-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares granted			108,040		2,239,129
Common stock shares granted per share			$ 8.10		$ 4.55
Vesting rights, percentage			25.00%		25.00%
Options vesting term			1 year and then monthly thereafter for 36 months (2.067% per month)		1 year and then monthly thereafter for 36 months (2.067% per month)
Intrinsic value outstanding	$ 102,132		$ 102,132		$ 9,516,700
Intrinsic value exercisable	68,707		68,707		7,042,448
Stock-based compensation	294,654	$ 443,331	993,244	$ 4,727,799	4,878,655		$ 18,750
Warrant liabilities	1,150,868		1,150,868			[1]
Stock-based compensation capitalized	$ 15,259		$ 220,413	20,745	$ 61,458		0
Granted			417,376
Granted
Intrinsic value exercised					$ 225,000		$ 0
Stock-based compensation from option grants					3,066,342		18,750
Warrants granted					810,300
Operating Income (Loss) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation capitalized					$ 3,004,884
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost not yet recognized	$ 1,334,135		$ 1,334,135		$ 2,110,824
Nonvested award, period for recognition			2 years 8 months 1 day		3 years 6 months
Stock-based compensation	294,654	385,056	$ 993,244	2,854,028
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 0	$ 58,275	$ 0	$ 1,873,771	$ 1,873,771		$ 0
Class of Warrant or Right, Outstanding					1,039,885
Warrant exercise price	$ 3.20		$ 3.20		$ 2.96
Warrants exercised			84,525		135,050		310,615
Weighted average exercise price			$ 1.31		$ 0.37
Warrant liabilities	$ 955,359		$ 955,359
Warrants granted					810,300		0
Exercise price					$ 3.70
Warrant [Member] | AFG Companies Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	3,750,000		3,750,000
Warrant exercise price	$ 10.00		$ 10.00
Fair value per warrant	$ 2.52		$ 2.52
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 25,000		$ 588,500
Granted			417,376
Granted	381,915		381,915
Outstanding	35,461		35,461

[1]	Derived from audited information